Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid expenses and other receivables
Schedule of prepaid expenses

The components of prepaid expenses and other receivables are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2020	2019
Prepaid expenses	$2,140	$752
Other receivables	1,743	1,782
Total other prepaid expenses and other receivables	$3,883	$2,534